UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 028-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $54,505
                                         (thousands)


List of Other Included Managers:  None

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

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN  2        COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                          TITLE                         VALUE       SHRS OR   SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            OF CLASS         CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION   MAGRS     SOLE    SHARED  NONE
AERO GROW INTL INC          COM            00768M103       $307      36,500   SH           SOLE       NONE      36,500
AGNICO EAGLE MINES LTD      COM            008474108     $1,096      22,000   SH           SOLE       NONE      22,000
ARBITRON INC                COM            03875Q108     $3,401      75,000   SH           SOLE       NONE      75,000
CAI INTERNATIONAL INC       COM            12477X106       $141      10,000   SH           SOLE       NONE      10,000
CALAVO GROWERS INC COM      COM            128246105     $1,083      54,900   SH           SOLE       NONE      54,900
CBEYOND INC                 COM            149847105     $4,895     120,000   SH           SOLE       NONE     120,000
COINSTAR INC                COM            19259P300     $1,609      50,000   SH           SOLE       NONE      50,000
COLLECTORS UNIVERSE INC     COM NEW        19421R200     $1,708     121,500   SH           SOLE       NONE     121,500
DG FASTCHANNEL INC          COM            23326R109     $9,432     400,000   SH           SOLE       NONE     400,000
DTS INC                     COM            23335C101     $4,859     160,000   SH           SOLE       NONE     160,000
EHEALTH INC                 COM            28238P109     $1,053      38,000   SH           SOLE       NONE      38,000
FEI CO                      COM            30241L109       $314      10,000   SH           SOLE       NONE      10,000
GIGAMEDIA LTD               ORD            Y2711Y104       $404      25,000   SH           SOLE       NONE      25,000
GOLD FIELDS LTD NEW         SPONSORED ADR  38059T106     $1,194      66,000   SH           SOLE       NONE      66,000
GOLDCORP INC NEW            COM            380956409     $1,008      33,000   SH           SOLE       NONE      33,000
HEALTH GRADES INC           COM            42218Q102     $1,208     200,000   SH           SOLE       NONE     200,000
INNERWORKINGS INC           COM            45773Y105     $1,206      70,000   SH           SOLE       NONE      70,000
IROBOT CORP                 COM            462726100       $994      50,000   SH           SOLE       NONE      50,000
KINROSS GOLD CORP           COM NO PAR     496902404     $1,071      71,500   SH           SOLE       NONE      71,500
MOVE INC COM                COM            62458M108     $1,035     375,000   SH           SOLE       NONE     375,000
NAVISITE INC                COM NEW        63935M208     $1,319     150,000   SH           SOLE       NONE     150,000
NELNET INC                  CL A           64031N108     $1,642      90,000   SH           SOLE       NONE      90,000
NUMEREX CORP PA             CL A           67053A102       $425      50,000   SH           SOLE       NONE      50,000
ORBCOMM INC                 COM            68555P100     $5,158     685,000   SH           SOLE       NONE     685,000
PRINCETON REVIEW INC        COM            742352107       $717      90,000   SH           SOLE       NONE      90,000
RICKS CABARET INTL INC      COM NEW        765641303     $1,979     170,000   SH           SOLE       NONE     170,000
STREETTRACKS GOLD TR GOLD   GOLD SHS       863307104     $1,213      16,500   SH           SOLE       NONE      16,500
TESSERA TECHNOLOGIES CORP   COM            88164L100       $750      20,000   SH           SOLE       NONE      20,000
VCG HLDG CORP               COM            91821K101     $2,163     250,000   SH           SOLE       NONE     250,000
VISTAPRINT LIMITED          SHS            G93762204     $1,121      30,000   SH           SOLE       NONE      30,000
                                                        $54,505   3,539,900                                  3,539,900


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